BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	May 16, 2019	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cash		$ 56,329	$ 29,658
Restricted cash		114,199	28,746
Accounts Receivable, Allowance for Credit Loss		$ 193,535	0
Finite-Lived Intangible Asset, Useful Life		15 years
Impairment of long lived assets		$ 0	0
Payments to acquire software		152,027
Target revenue		2,712,300	1,009,949
Administartor customer user fees		75
Customer user fees		5
Retained Earnings (Accumulated Deficit)		8,953,768	2,504,893
Working capital deficit		9,844,269	$ 3,168,246
Offering engaged to investment banker to undertake		15,000,000
Investment banker original issue discount		1,200,000
Unamortized Discounts on Acceptances Executed		$ 240,000
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member]
Property, Plant and Equipment [Line Items]
Target revenue	$ 1,100,000
Transaction fees average per shares		$ 1
License and Service [Member]
Property, Plant and Equipment [Line Items]
Target revenue		$ 10,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		10 years